Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	552,300,511.77	29,198
Yield Supplement Overcollateralization Amount 12/31/23	44,251,930.49	0
Receivables Balance 12/31/23	596,552,442.26	29,198
Principal Payments	22,305,748.18	1,407
Defaulted Receivables	842,688.83	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	41,818,649.69	0
Pool Balance at 01/31/24	531,585,355.56	27,755

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.04%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,308,117.68	322
Past Due 61-90 days	2,678,568.89	103
Past Due 91-120 days	851,953.84	30
Past Due 121+ days	0.00	0
Total	11,838,640.41	455

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	604,036.63
Aggregate Net Losses/(Gains) - January 2024	238,652.20
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.48%
Prior Net Losses/(Gains) Ratio	0.70%
Second Prior Net Losses/(Gains) Ratio	0.58%
Third Prior Net Losses/(Gains) Ratio	0.89%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.42%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.50%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	46.71

Flow of Funds	$ Amount
Collections	25,233,991.82
Investment Earnings on Cash Accounts	25,986.72
Servicing Fee	(497,127.04)
Transfer to Collection Account	-
Available Funds	24,762,851.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,540,707.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	503,803.16
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,348,194.24

Total Distributions of Available Funds	24,762,851.50

Servicing Fee	497,127.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	547,219,158.72
Principal Paid	20,715,156.21
Note Balance @ 02/15/24	526,504,002.51

Class A-1
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-2
Note Balance @ 01/16/24	150,139,158.72
Principal Paid	20,715,156.21
Note Balance @ 02/15/24	129,424,002.51
Note Factor @ 02/15/24	31.9802329%

Class A-3
Note Balance @ 01/16/24	252,900,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	252,900,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-4
Note Balance @ 01/16/24	98,700,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	98,700,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	30,350,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	30,350,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	15,130,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	15,130,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,699,501.05
Total Principal Paid	20,715,156.21
Total Paid	22,414,657.26

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	466,682.55
Principal Paid	20,715,156.21
Total Paid to A-2 Holders	21,181,838.76

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6797140
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.4739728
Total Distribution Amount	22.1536868

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.1531568
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	51.1864497
Total A-2 Distribution Amount	52.3396065

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	24.32
Noteholders' Third Priority Principal Distributable Amount	730.38
Noteholders' Principal Distributable Amount	245.30

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	5,058,901.50
Investment Earnings	22,524.76
Investment Earnings Paid	(22,524.76)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,167,104.27	$4,786,751.07	$5,350,439.76
Number of Extensions	148	164	193
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.77%	0.83%